Right of Use Assets - Lease	6 Months Ended
Jun. 30, 2020
Presentation of leases for lessee [abstract]
Right of Use Assets - Lease
3. RIGHT OF USE ASSETS – LEASE

For the six months ended June 30, 2020	Cost	Accumulated Amortization	Net Book Value
Balance at December 31, 2019	$34,172	$(3,778)	$30,394
Additions during the period	442,684	-	442,684
Amortization in the period	-	(32,750)	(32,750)
Balance at June 30, 2020	$476,856	$(36,528)	$440,328

The Company entered into an 18-month lease for its corporate head office in Toronto, Ontario in November 2019. The Company recognized a right-of-use asset offset by a prepayment and a lease liability in the statement of financial position, initially measured at the present value of future lease payments (net of non-lease general expenses which are expensed as incurred). For the period ended June 30, 2020, the Company recognized $11,330 of amortization and $8,165 in interest expense relating to this lease and repaid $8,649 of the lease liability.
On September 4, 2019, the Company entered into a lease agreement with a third party to lease certain office space in Chapel Hill, North Carolina. The term of the lease is 62 full months and the average monthly base rent is $8,320. The lease commencement date was April 1, 2020, the date the space was ready-for-use. As of April 1, 2020, the Company recognized a right-of-use asset and a lease liability of $442,684 relating to this lease. For the period ended June 30, 2020, the Company recognized $21,420 of amortization and $6,457 in interest expense relating to this lease and repaid $1,594 of the lease liability.